Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities (note 13)	$ 22,808		$ 31,855
Long-term portion of royalty payment obligations	105
Lease liabilities	38,237	$ 42,701
Long-term portion of other employee benefit liabilities	180
Long-term debt	8,834		$ 125,804	$ 87,020
Contractual maturities of financial liabilities	70,164
Long-term portion of other employee benefit liabilities	180
Accounts payable and accrued liabilities, Contractual cash flows	22,808
Long-term portion of royalty payment obligations, Contractual cash flows	358
Lease liabilities, Contractual cash flows	76,912
Long-term portion of other employee benefit liabilities, Contractual cash flows	180
Long-term debt, Contractual cash flows	14,515
Contractual cash flow maturities of financial liabilities	114,773
Payable Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities, Contractual cash flows	22,808
Lease liabilities, Contractual cash flows	8,901
Long-term debt, Contractual cash flows	1,176
Contractual cash flow maturities of financial liabilities	32,885
1 - 4 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	78
Lease liabilities, Contractual cash flows	23,630
Long-term portion of other employee benefit liabilities, Contractual cash flows	180
Long-term debt, Contractual cash flows	3,025
Contractual cash flow maturities of financial liabilities	26,913
5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	26
Lease liabilities, Contractual cash flows	6,723
Long-term debt, Contractual cash flows	10,314
Contractual cash flow maturities of financial liabilities	17,063
Later than 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term portion of royalty payment obligations, Contractual cash flows	254
Lease liabilities, Contractual cash flows	37,658
Contractual cash flow maturities of financial liabilities	$ 37,912